Goldman Sachs Growth Opportunities Fund
Goldman Sachs Growth Opportunities Fund—Summary
Investment Objective
The Goldman Sachs Growth Opportunities Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Growth Opportunities Fund		Class A Shares, Goldman Sachs Growth Opportunities Fund	Class B Shares, Goldman Sachs Growth Opportunities Fund	Class C Shares, Goldman Sachs Growth Opportunities Fund	Institutional Shares, Goldman Sachs Growth Opportunities Fund	Service Shares, Goldman Sachs Growth Opportunities Fund	Class IR Shares, Goldman Sachs Growth Opportunities Fund	Class R Shares, Goldman Sachs Growth Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Growth Opportunities Fund		Class A Shares, Goldman Sachs Growth Opportunities Fund	Class B Shares, Goldman Sachs Growth Opportunities Fund	Class C Shares, Goldman Sachs Growth Opportunities Fund	Institutional Shares, Goldman Sachs Growth Opportunities Fund	Service Shares, Goldman Sachs Growth Opportunities Fund	Class IR Shares, Goldman Sachs Growth Opportunities Fund	Class R Shares, Goldman Sachs Growth Opportunities Fund
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.21%	0.21%	0.21%	0.06%	0.56%	0.21%	0.21%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.21%	0.21%	0.21%	0.06%	0.06%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.41%	2.16%	2.16%	1.01%	1.51%	1.16%	1.66%
Fee Waiver and Expense Limitation	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	1.35%	2.10%	2.10%	0.95%	1.45%	1.10%	1.60%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitations currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Growth Opportunities Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Growth Opportunities Fund		680	966	1,273	2,143
Class B Shares, Goldman Sachs Growth Opportunities Fund	Assuming complete redemption at end of period	713	970	1,354	2,298	Assuming no redemption	213	670	1,154	2,298
Class C Shares, Goldman Sachs Growth Opportunities Fund	Assuming complete redemption at end of period	313	670	1,154	2,488	Assuming no redemption	213	670	1,154	2,488
Institutional Shares, Goldman Sachs Growth Opportunities Fund		97	316	552	1,231
Service Shares, Goldman Sachs Growth Opportunities Fund		148	471	818	1,796
Class IR Shares, Goldman Sachs Growth Opportunities Fund		112	363	633	1,404
Class R Shares, Goldman Sachs Growth Opportunities Fund		163	518	897	1,960

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 71% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 90% of its total assets measured at the time of purchase (“Total Assets”) in equity investments with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a mid cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –16.16%. Best Quarter Q4 ’01 +24.17% Worst Quarter Q4 ’08 –28.68%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Growth Opportunities Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Growth Opportunities Fund	Returns Before Taxes		12.09%	6.00%	5.06%	10.48%	May 24, 1999
Returns Before Taxes Class B Shares, Goldman Sachs Growth Opportunities Fund	Returns Before Taxes		12.73%	5.98%	5.01%	10.51%	May 24, 1999
Returns Before Taxes Class C Shares, Goldman Sachs Growth Opportunities Fund	Returns Before Taxes		16.71%	6.39%	4.86%	10.19%	May 24, 1999
Returns Before Taxes Institutional Shares, Goldman Sachs Growth Opportunities Fund	Returns Before Taxes		19.10%	7.62%	6.08%	11.45%	May 24, 1999
Returns Before Taxes Service Shares, Goldman Sachs Growth Opportunities Fund	Returns Before Taxes		18.55%	7.10%	5.55%	10.90%	May 24, 1999
Returns Before Taxes Class IR Shares, Goldman Sachs Growth Opportunities Fund	Returns Before Taxes		18.93%			4.58%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Growth Opportunities Fund	Returns		18.36%			4.08%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Growth Opportunities Fund	Returns After Taxes on Distributions		11.93%	5.01%	4.49%	9.79%	May 24, 1999
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Growth Opportunities Fund	Returns After Taxes on Distributions and Sale of Fund Shares		8.07%	4.88%	4.25%	9.15%	May 24, 1999
Russell Midcap Growth Index Class A Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.11%	4.70%	May 24, 1999
Russell Midcap Growth Index Class B Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.11%	4.70%	May 24, 1999
Russell Midcap Growth Index Class C Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.11%	4.70%	May 24, 1999
Russell Midcap Growth Index Institutional Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.11%	4.70%	May 24, 1999
Russell Midcap Growth Index Service Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.11%	4.70%	May 24, 1999
Russell Midcap Growth Index Class IR Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%			1.03%	Nov. 30, 2007
Russell Midcap Growth Index Class R Shares, Goldman Sachs Growth Opportunities Fund	Russell Midcap® Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%			1.03%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class, B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Small/Mid Cap Growth—Summary
Investment Objective
The Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Small/Mid Cap Growth Fund		Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class B Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class C Shares, Goldman Sachs Small/Mid Cap Growth Fund	Institutional Shares, Goldman Sachs Small/Mid Cap Growth Fund	Service Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class IR Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class R Shares, Goldman Sachs Small/Mid Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Small/Mid Cap Growth Fund		Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class B Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class C Shares, Goldman Sachs Small/Mid Cap Growth Fund	Institutional Shares, Goldman Sachs Small/Mid Cap Growth Fund	Service Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class IR Shares, Goldman Sachs Small/Mid Cap Growth Fund	Class R Shares, Goldman Sachs Small/Mid Cap Growth Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.25%	0.25%	0.25%	0.10%	0.60%	0.25%	0.25%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.25%	0.25%	0.25%	0.10%	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.50%	2.25%	2.25%	1.10%	1.60%	1.25%	1.75%
Fee Waiver and Expense Limitation	[1]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	1.35%	2.10%	2.10%	0.95%	1.45%	1.10%	1.60%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.85% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees, expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitations currently in effect.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Small/Mid Cap Growth Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund		680	984	1,310	2,230
Class B Shares, Goldman Sachs Small/Mid Cap Growth Fund	Assuming complete redemption at end of period	713	989	1,391	2,384	Assuming no redemption	213	689	1,191	2,384
Class C Shares, Goldman Sachs Small/Mid Cap Growth Fund	Assuming complete redemption at end of period	313	689	1,191	2,573	Assuming no redemption	213	689	1,191	2,573
Institutional Shares, Goldman Sachs Small/Mid Cap Growth Fund		97	335	592	1,327
Service Shares, Goldman Sachs Small/Mid Cap Growth Fund		148	490	857	1,888
Class IR Shares, Goldman Sachs Small/Mid Cap Growth Fund		112	382	672	1,498
Class R Shares, Goldman Sachs Small/Mid Cap Growth Fund		163	536	935	2,050

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 53% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2500® Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. As of November 30, 2011, the capitalization range of the Russell 2500® Growth Index was between $29 million and $9.897 billion. The Fund seeks to achieve its investment objective by investing in equity investments that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small/mid cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares, compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –16.28%. Best Quarter Q2 ’09 +21.61% Worst Quarter Q4 ’08 –27.93%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Small/Mid Cap Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns Before Taxes		14.47%	7.78%	8.11%	Jun. 30, 2005
Returns Before Taxes Class B Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns Before Taxes		15.09%	7.86%	8.19%	Jun. 30, 2005
Returns Before Taxes Class C Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns Before Taxes		19.17%	8.18%	8.33%	Jun. 30, 2005
Returns Before Taxes Institutional Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns Before Taxes		21.59%	9.44%	9.59%	Jun. 30, 2005
Returns Before Taxes Service Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns Before Taxes		21.06%	8.88%	9.04%	Jun. 30, 2005
Returns Before Taxes Class IR Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns Before Taxes		21.40%		5.38%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns		20.81%		4.86%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns After Taxes on Distributions		14.15%	7.42%	7.72%	Jun. 30, 2005
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund	Returns After Taxes on Distributions and Sale of Fund Shares		9.82%	6.64%	6.91%	Jun. 30, 2005
Russell 2500 Growth Index Class A Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%	5.62%	6.73%	Jun. 30, 2005
Russell 2500 Growth Index Class B Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%	5.62%	6.73%	Jun. 30, 2005
Russell 2500 Growth Index Class C Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%	5.62%	6.73%	Jun. 30, 2005
Russell 2500 Growth Index Institutional Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%	5.62%	6.73%	Jun. 30, 2005
Russell 2500 Growth Index Service Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%	5.62%	6.73%	Jun. 30, 2005
Russell 2500 Growth Index Class IR Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%		2.12%	Nov. 30, 2007
Russell 2500 Growth Index Class R Shares, Goldman Sachs Small/Mid Cap Growth Fund	Russell 2500® Growth Index	(reflects no deduction for fees, expenses or taxes)	28.86%		2.12%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Technology Tollkeeper Fund
Goldman Sachs Technology Tollkeeper Fund—Summary
Investment Objective
The Goldman Sachs Technology Tollkeeper Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial advisor and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Technology Tollkeeper Fund		Class A Shares, Goldman Sachs Technology Tollkeeper Fund	Class B Shares, Goldman Sachs Technology Tollkeeper Fund	Class C Shares, Goldman Sachs Technology Tollkeeper Fund	Institutional Shares, Goldman Sachs Technology Tollkeeper Fund	Service Shares, Goldman Sachs Technology Tollkeeper Fund	Class IR Shares, Goldman Sachs Technology Tollkeeper Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Technology Tollkeeper Fund		Class A Shares, Goldman Sachs Technology Tollkeeper Fund	Class B Shares, Goldman Sachs Technology Tollkeeper Fund	Class C Shares, Goldman Sachs Technology Tollkeeper Fund	Institutional Shares, Goldman Sachs Technology Tollkeeper Fund	Service Shares, Goldman Sachs Technology Tollkeeper Fund	Class IR Shares, Goldman Sachs Technology Tollkeeper Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.27%	0.27%	0.27%	0.12%	0.62%	0.27%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.27%	0.27%	0.27%	0.12%	0.12%	0.27%
Total Annual Fund Operating Expenses		1.52%	2.27%	2.27%	1.12%	1.62%	1.27%
Expense Limitation	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Expense Limitation		1.50%	2.25%	2.25%	1.10%	1.60%	1.25%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets, through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Technology Tollkeeper Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Technology Tollkeeper Fund		694	1,002	1,332	2,261
Class B Shares, Goldman Sachs Technology Tollkeeper Fund	Assuming complete redemption at end of period	728	1,007	1,413	2,415	Assuming no redemption	228	707	1,213	2,415
Class C Shares, Goldman Sachs Technology Tollkeeper Fund	Assuming complete redemption at end of period	328	707	1,213	2,604	Assuming no redemption	228	707	1,213	2,604
Institutional Shares, Goldman Sachs Technology Tollkeeper Fund		112	354	615	1,361
Service Shares, Goldman Sachs Technology Tollkeeper Fund		163	509	879	1,920
Class IR Shares, Goldman Sachs Technology Tollkeeper Fund		127	401	695	1,532

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 64% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments in “Technology Tollkeeper” companies (as described below). The Fund seeks to achieve its investment objective by investing in equity investments of companies that the Investment Adviser believes are well positioned to benefit from the proliferation of technology. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets measured at the time of purchase (“Total Assets”) in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund intends to invest a substantial portion of its assets in companies the Investment Adviser describes as Technology Tollkeepers. In general, the Investment Adviser defines a Technology Tollkeeper company as a high-quality technology, media or service company that adopts or uses technology to improve its cost structure, revenue opportunities or competitive advantage. The Investment Adviser seeks to identify Technology Tollkeeper companies that exhibit many of the following characteristics:

• Strong brand name

• Dominant market share

• Recurring revenue streams

• Free cash flow generation

• Long product life cycle

• Enduring competitive advantage

• Excellent management

To the Investment Adviser, Technology Tollkeeper connotes a promising growth business. Like a toll collector for a highway or bridge, Technology Tollkeeper companies may grow revenue by increasing “traffic,” or customers and sales, and raising “tolls,” or prices, and margins. The Investment Adviser believes that the characteristics of many Technology Tollkeeper companies should enable them to consistently grow their business. The Investment Adviser does not define companies that are capital intensive, low margin businesses as Technology Tollkeepers (although the Investment Adviser may invest in such companies as part of the Fund’s 20% basket of securities which may or may not be Technology Tollkeepers).

The Internet is an example of a technology that the Investment Adviser believes will drive growth for many Technology Tollkeeper businesses. The Internet has had, and is expected to continue to have, a significant impact on the global economy, as it changes the way many companies operate. Benefits of the Internet for businesses may include global scalability, acquisition of new clients, new revenue sources and increased efficiencies. Technology Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

The Fund will invest at least 25% of its Total Assets in companies in one or more of the media, telecommunications, technology and/or internet industries. Because of its focus on technology, media and service companies, the Fund’s investment performance will be closely tied to many factors which affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Technology Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. The Fund may also invest in a relatively few number of issuers. As a result, the Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Industry Concentration Risk. The Fund concentrates its investments in specific industry sectors that have historically experienced substantial price volatility. The Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid- and Small-Cap Risk. Investments in mid- and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Technology Sector Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. The Fund may also invest in a relatively few number of issuers. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional and Service Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because Class IR Shares have not had a full calendar year of performance as of the date of this Prospectus, no performance information is shown. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –20.29%. Best Quarter Q4 ’01 +24.76% Worst Quarter Q3 ’01 –37.84%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Technology Tollkeeper Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Technology Tollkeeper Fund	Returns Before Taxes		17.42%	9.24%	0.48%	2.13%	Oct. 01, 1999
Returns Before Taxes Class B Shares, Goldman Sachs Technology Tollkeeper Fund	Returns Before Taxes		18.27%	9.37%	0.42%	2.07%	Oct. 01, 1999
Returns Before Taxes Class C Shares, Goldman Sachs Technology Tollkeeper Fund	Returns Before Taxes		22.30%	9.66%	0.28%	1.86%	Oct. 01, 1999
Returns Before Taxes Institutional Shares, Goldman Sachs Technology Tollkeeper Fund	Returns Before Taxes		24.73%	10.92%	1.45%	3.05%	Oct. 01, 1999
Returns Before Taxes Service Shares, Goldman Sachs Technology Tollkeeper Fund	Returns Before Taxes		24.17%	10.39%	0.98%	2.56%	Oct. 01, 1999
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Technology Tollkeeper Fund	Returns After Taxes on Distributions		17.42%	9.24%	0.48%	2.08%	Oct. 01, 1999
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Technology Tollkeeper Fund	Returns After Taxes on Distributions and Sale of Fund Shares		11.32%	8.04%	0.41%	1.81%	Oct. 01, 1999
NASDAQ Composite Index Class A Shares, Goldman Sachs Technology Tollkeeper Fund	NASDAQ Composite Index	(reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	0.71%	(0.31%)	Oct. 01, 1999
NASDAQ Composite Index Class B Shares, Goldman Sachs Technology Tollkeeper Fund	NASDAQ Composite Index	(reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	0.71%	(0.31%)	Oct. 01, 1999
NASDAQ Composite Index Class C Shares, Goldman Sachs Technology Tollkeeper Fund	NASDAQ Composite Index	(reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	0.71%	(0.31%)	Oct. 01, 1999
NASDAQ Composite Index Institutional Shares, Goldman Sachs Technology Tollkeeper Fund	NASDAQ Composite Index	(reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	0.71%	(0.31%)	Oct. 01, 1999
NASDAQ Composite Index Service Shares, Goldman Sachs Technology Tollkeeper Fund	NASDAQ Composite Index	(reflects no deduction for fees, expenses or taxes)	16.91%	3.76%	0.71%	(0.31%)	Oct. 01, 1999

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Service Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.